OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Other Long Term Liabilities [Abstract]
Summary of Brookfield Renewables other long-term assets
The composition of Brookfield Renewable’s other long-term assets as at December 31 is presented in the following table:

(MILLIONS)	Note	2019	2018
Contract asset		$422	$402
Restricted cash	23	104	168
Other		77	65

		$603	$635